DECOMMISSIONING AND OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Decommissioning and Other Provisions

	$ million
	Decommissioning and restoration		Onerous contracts	Legal	Environmental	Redundancy	Other	Total
At January 1, 2021
Current [A]	900		532	521	273	673	723	3,622
Non-current [A]	22,081		1,207	1,229	952	265	1,382	27,116
	22,981		1,739	1,750	1,225	938	2,105	30,738
Additions	1,040	[B]	229	197	153	991	752	3,362
Amounts charged against provisions	(662)		(264)	(340)	(154)	(733)	(292)	(2,445)
Accretion expense	405		14	11	9	1	10	450
Disposals and liabilities classified as held for sale [A]	(819)		—	(5)	(17)	(1)	(27)	(869)
Remeasurements and other movements [C]	(609)		(36)	(196)	(11)	(512)	(339)	(1,703)
Currency translation differences	(252)		—	(6)	(26)	(39)	(68)	(391)
	(897)		(57)	(339)	(46)	(293)	36	(1,596)
At December 31, 2021
Current	871		653	270	332	410	802	3,338
Non-current	21,213		1,029	1,141	847	235	1,339	25,804
	22,084		1,682	1,411	1,179	645	2,141	29,142

At January 1, 2020
Current	755		79	626	263	295	793	2,811
Non-current	18,264		17	1,185	934	220	1,179	21,799
	19,019		96	1,811	1,197	515	1,972	24,610
Additions	1,697	[B]	1,722	502	199	986	664	5,770
Amounts charged against provisions	(433)		(71)	(522)	(138)	(375)	(317)	(1,856)
Accretion expense	448		3	17	21	1	7	497
Disposals and liabilities classified as held for sale [A]	(348)		(11)	—	(7)	—	(9)	(375)
Remeasurements and other movements [C]	2,090		—	(59)	(73)	(241)	(265)	1,452
Currency translation differences	508		—	1	26	52	53	640
	3,962		1,643	(61)	28	423	133	6,128
At December 31, 2020
Current [A]	900		532	521	273	673	723	3,622
Non-current [A]	22,081		1,207	1,229	952	265	1,382	27,116
	22,981		1,739	1,750	1,225	938	2,105	30,738
[A] As from 2021, liabilities associated with assets classified as held for sale are presented separately. Prior period comparatives have been revised to conform with current year presentation. (See Note 30)
[B] Includes $823 million (2020: $798 million) additions for the recognition of decommissioning and restoration provisions in Integrated Gas and Upstream and $217 million (2020: $899 million) for the recognition of decommissioning and restoration provisions for manufacturing facilities in Oil Products and Chemicals.
[C] Includes the reversal of $1,095 million (2020: $528 million) of unused provisions.